Schedule of Contractual Maturities of Mortgage Loans (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($)
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	100
Carrying value, maturing in 2018 | $	$ 21,589
Carrying value, maturing in 2019 | $	10,000
Carrying value, maturing in 2020 | $	28,310
Carrying value, maturing in 2021 | $	71,052
Carrying value, maturing in Thereafter | $	498,191
Carrying value, Total | $	$ 629,142	$ 614,380
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
2018
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	5
Percentage of mortgage loan portfolio carrying value	3.40%
2019
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	1
Percentage of mortgage loan portfolio carrying value	1.60%
2020
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	6
Percentage of mortgage loan portfolio carrying value	4.50%
2021
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	11
Percentage of mortgage loan portfolio carrying value	11.30%
Thereafter
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	77
Percentage of mortgage loan portfolio carrying value	79.20%